Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ 219	€ 234	€ 394
Current tax expense (income) and adjustments for current tax of prior periods	219	234	394
Tax for the year can be explained as follows:
Profit/(loss) before tax	(419,174)	(218,250)	(130,491)
Tax at the Danish corporation tax rate of 22%	92,218	48,015	28,708
Tax effect of:
Non-deductible costs	(11,815)	(8,249)	(4,327)
Additional tax deductions	24,564	10,875	4,074
Impact from associate	(1,326)	(1,680)	(2,383)
Other effects including effect of different tax rates	2,673	1,602	143
Deferred tax asset, not recognized	(106,095)	(50,329)	(25,821)
Tax on profit/(loss) for the year	€ 219	€ 234	€ 394
Effective tax rate	(0.05%)	(0.11%)	(0.30%)
Tax deductible losses	€ 227,234	€ 123,234	€ 74,120
Other temporary differences	7,726	5,631	4,416
Deferred tax asset, not recognized	(234,960)	(128,865)	(78,536)
Total Deferred Tax Assets at December 31	€ 0	€ 0	€ 0